Share Capital - Schedule of Assumptions of Stock Options (Details)								12 Months Ended
	Jul. 07, 2025 shares Year $ / shares	Apr. 01, 2025 shares Year $ / shares	Mar. 17, 2025 shares Year $ / shares	Jan. 21, 2025 shares Year $ / shares	Nov. 14, 2024 shares Year $ / shares	Jul. 01, 2024 shares Year $ / shares	Jan. 31, 2024 shares Year $ / shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Disclosure of classes of share capital [line items]
Total options issued (in shares) | shares	225,851	20,722	114,290	2,232,563	6,696	343,443	2,525,561	2,593,426	2,875,700
Market price (in USD per share)	$ 9.47	$ 6.65	$ 6.34	$ 5.30	$ 5.59	$ 5.17	$ 4.09
Exercise price (in USD per share)	$ 9.47	$ 6.65	$ 6.34	$ 5.30	$ 5.59	$ 5.17	$ 4.09
Dividends expected	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility	47.74%	47.53%	47.82%	47.53%	47.36%	45.75%	44.42%
Risk-free interest rate	2.69%	2.47%	2.57%	2.91%	3.14%	3.83%	382.00%
Expected life of options | Year	3	3	3	3	3	3	3
Vesting terms	2 years	2 years	2 years	2 years	2 years	2 years	2 years
One Year
Disclosure of classes of share capital [line items]
Percentage of options vesting								50.00%
After One Year
Disclosure of classes of share capital [line items]
Percentage of options vesting								50.00%